9. Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Expenses Tables
Accrued expenses
	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2012	2013	2013
Accrued payroll	¥20,761,715	¥17,958,706	$2,966,567
Accrued rental fee	186,657	100,000	16,519
Accrued audit fee	1,270,000	1,290,000	213,093
Other accruals	2,977,904	2,888,494	477,145
Total accrued expenses	¥25,196,276	¥22,237,200	$3,673,324